Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Mar. 11, 2020
Registrant Name	VIRTUS OPPORTUNITIES TRUST
Entity Central Index Key	0001005020
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 11, 2020
Document Effective Date	Mar. 11, 2020
Prospectus Date	Jan. 28, 2020
Virtus Herzfeld Fund | Class I
Prospectus:
Trading Symbol	VHFIX
Virtus Herzfeld Fund | Class C
Prospectus:
Trading Symbol	VHFCX
Virtus Herzfeld Fund | Class A
Prospectus:
Trading Symbol	VHFAX